Employee Benefit Plan	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefit Plan
22.	EMPLOYEE BENEFIT PLAN
Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were RMB228,137, RMB206,513 and RMB201,066 for the years ended December 31, 2022, 2023 and 2024, respectively.